GREAT HALL(R)

                             INVESTMENT FUNDS, INC.







                               SEMI-ANNUAL REPORT

                                JANUARY 31, 2002





                    [LOGO] GREAT HALL INVESTMENT FUNDS, INC.

              CONTENTS




              Statements of Assets and Liabilities               2

              Statements of Operations                           3

              Statements of Changes in Net Assets                4

              Notes to Financial Statements                      6

              Schedules of Investments in Securities:

                 Prime Money Market Fund                        10

                 U.S. Government Money Market Fund              15

                 Tax-Free Money Market Fund                     16

                 Institutional Prime Money Market Fund          24

                 Institutional Tax-Free Money Market Fund       26

              Notes to Investments in Securities                30

The Great Hall family of funds is managed to provide competitive returns at minimal risk to the investor. With five money market funds available for both institutional and individual investors, the Funds offer a diversity of options for today's informed investor.

Managed by Voyageur Asset Management Inc., the Great Hall Investment Funds follow a rigorous research process. This process involves proprietary analysis, diligent trade execution, and an attention to detail that is critical to the success of your investment. With any of our five funds, the Great Hall management team is looking out for your future.

Enhancing returns. Protecting your money. That's the philosophy of the Great Hall family of funds. That's the philosophy that works for you.

                                                               February 27, 2002



[PHOTO]
RAYE KANZENBACH, CFA


To Our Shareholders:

I am pleased to present the January 31, 2002 Semi-Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax Free Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 2002, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

Short-term interest rates have declined by about 2.00% since the beginning of the Funds' fiscal year on August 1. This was due to the continuation of the Federal Reserve's aggressive easing of monetary policy in an attempt to pull the economy out of recession. The Fed has reduced the fed funds rate by a remarkable 4.75% since January 2001. This reduction in the fed funds rate caused interest rates on all money market instruments to drop, which of course has resulted in lower yields on the Great Hall Money Market Funds.

The consensus of the financial markets is that the Fed is probably finished reducing interest rates, barring unexpected further weakness of the economy.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. During recessionary times like this we believe it is especially important to continue to emphasize only high quality securities within the Great Hall funds.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,

/s/ Raye C. Kanzenbach

Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2002


                                               PRIME       U.S. GOVERNMENT     TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                               MONEY            MONEY           MONEY           MONEY           MONEY
(UNAUDITED)                                 MARKET FUND      MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
==========================================================================================================================
ASSETS:
Investments in securities at market
 value (note 2), (amortized cost
 $5,551,680,739; $502,910,835;
 $517,063,522; $419,367,914 and
 $123,277,140, respectively) ..........    $5,551,680,739    $502,910,835    $517,063,522    $419,367,914    $123,277,140
Cash in bank on demand deposit ........            16,167          38,418          93,353          30,008          40,615
Accrued interest receivable ...........        15,995,026       1,494,456       1,190,429       1,504,487         393,759
Organization costs (note 2) ...........                --              --              --             881              --
--------------------------------------------------------------------------------------------------------------------------
Total assets ..........................     5,567,691,932     504,443,709     518,347,304     420,903,290     123,711,514
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment
 advisory fee .........................         1,994,168         168,106         216,707          84,678          23,098
Other accrued expenses ................         1,452,447         107,938         131,329         104,088          97,316
--------------------------------------------------------------------------------------------------------------------------
Total liabilities .....................         3,446,615         276,044         348,036         188,766         120,414
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 outstanding capital stock ............    $5,564,245,317    $504,167,665    $517,999,268    $420,714,524    $123,591,100
==========================================================================================================================
REPRESENTED BY:
Capital stock - authorized
 100 billion shares of $.01 par
 value for each Fund,
 outstanding 5,564,245,317;
 504,167,665 and 517,999,268
 shares, respectively .................    $   55,642,453    $  5,041,677    $  5,179,993    $         --    $         --
Capital stock - authorized
 10 billion shares of $.01 par
 value for each Fund,
 outstanding 420,714,524 and
 123,591,100 shares, respectively .....                --              --              --       4,207,145       1,235,911
Additional paid-in capital ............     5,508,602,864     499,125,988     512,819,275     416,507,379     122,355,189
--------------------------------------------------------------------------------------------------------------------------
 Total - representing net assets
   applicable to outstanding
   capital stock ......................    $5,564,245,317    $504,167,665    $517,999,268    $420,714,524    $123,591,100
==========================================================================================================================
Net asset value per share of
 outstanding capital stock ............    $         1.00    $       1.00    $       1.00    $       1.00    $       1.00
==========================================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2002


                                       PRIME       U.S. GOVERNMENT     TAX-FREE     INST'L PRIME  INST'L TAX-FREE
                                       MONEY            MONEY           MONEY           MONEY          MONEY
(UNAUDITED)                         MARKET FUND      MARKET FUND     MARKET FUND     MARKET FUND    MARKET FUND
=================================================================================================================
INCOME:
 Interest ......................     $79,936,960     $ 7,071,026     $ 5,119,622     $ 5,903,454     $ 1,399,380
-----------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
 Investment advisory fee .......      12,010,944       1,006,126       1,276,170         497,699         165,719
 Custodian, accounting and
   transfer agent fees .........         128,000          26,200          44,300          25,200          19,678
 Sub-accounting fees ...........       4,714,334         155,149          93,228           2,855           1,588
 Reports to shareholders .......       1,158,659          32,000          17,277           2,700           1,300
 Amortization of
   organization costs ..........              --              --              --             849              --
 Directors' fees ...............          12,000          12,000          12,000          12,000          12,000
 Audit and legal fees ..........          91,000          14,500          17,000          15,500          10,500
 Registration fees .............         313,198          68,271          10,850          31,637          23,941
 Administrative ................          24,000             100             200             600             500
 Other expenses ................          38,000          18,750           9,473           5,000           5,100
-----------------------------------------------------------------------------------------------------------------
Total expenses .................      18,490,135       1,333,096       1,480,498         594,040         240,326
-----------------------------------------------------------------------------------------------------------------
Investment income - net ........      61,446,825       5,737,930       3,639,124       5,309,414       1,159,054
-----------------------------------------------------------------------------------------------------------------
Change in unrealized
 depreciation on
 investments - net .............       4,455,891              --              --              --              --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations .....     $65,902,716     $ 5,737,930     $ 3,639,124     $ 5,309,414     $ 1,159,054
=================================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                            PRIME                          U.S. GOVERNMENT                     TAX-FREE
                                      MONEY MARKET FUND                   MONEY MARKET FUND                MONEY MARKET FUND
====================================================================================================================================
                                 SIX-MONTH                            SIX-MONTH                       SIX-MONTH
                                PERIOD ENDED           YEAR         PERIOD ENDED         YEAR        PERIOD ENDED         YEAR
                                JANUARY 31,           ENDED          JANUARY 31,        ENDED         JANUARY 31,         ENDED
                                    2002             JULY 31,           2002           JULY 31,          2002            JULY 31,
                                (UNAUDITED)            2001          (UNAUDITED)         2001         (UNAUDITED)          2001
====================================================================================================================================
Operations:
 Investment income,
   net ....................  $    61,446,825    $   267,169,194    $   5,737,930    $  17,626,020    $   3,639,124    $  14,565,913
 Unrealized
   appreciation/
   (depreciation) on
   investments - net ......        4,455,891         (4,455,891)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net
   assets resulting
   from operations ........       65,902,716        262,713,303        5,737,930       17,626,020        3,639,124       14,565,913
------------------------------------------------------------------------------------------------------------------------------------
Distributions from:
 Investment income -
   net ....................      (61,446,825)      (267,169,194)      (5,737,930)     (17,626,020)      (3,639,124)     (14,565,913)
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to
   shareholders ...........      (61,446,825)      (267,169,194)      (5,737,930)     (17,626,020)      (3,639,124)     (14,565,913)
------------------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions at net
 asset value of
 $1.00 per share:
   Proceeds from
    sales .................    1,111,704,117      2,185,142,334      181,531,032      456,900,801      257,156,701      483,915,647
   Shares issued for
    reinvestment of
    distributions .........       61,446,825        267,169,194        5,737,930       17,626,020        3,639,124       14,565,913
   Payment for shares
    redeemed ..............     (894,881,358)    (2,017,838,908)    (145,568,643)    (279,020,646)    (232,729,407)    (434,778,368)
------------------------------------------------------------------------------------------------------------------------------------
 Increase/(decrease)
   in net assets from
   capital share
   transactions ...........      278,269,584        434,472,620       41,700,319      195,506,175       28,066,418       63,703,192
------------------------------------------------------------------------------------------------------------------------------------
Total increase/(decrease)
 in net assets ............      282,725,473        430,016,729       41,700,319      195,506,175       28,066,418       63,703,192
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
 of period ................    5,281,519,844      4,851,503,115      462,467,346      266,961,171      489,932,850      426,229,658
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end
 of period ................  $ 5,564,245,317    $ 5,281,519,844    $ 504,167,665    $ 462,467,346    $ 517,999,268    $ 489,932,850
====================================================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                        INSTITUTIONAL PRIME             INSTITUTIONAL TAX-FREE
                                         MONEY MARKET FUND                 MONEY MARKET FUND
===================================================================================================
                                     SIX-MONTH                        SIX-MONTH
                                    PERIOD ENDED        YEAR         PERIOD ENDED         YEAR
                                    JANUARY 31,         ENDED         JANUARY 31,        ENDED
                                        2002           JULY 31,          2002          JULY 31,
                                    (UNAUDITED)         2001          (UNAUDITED)        2001
===================================================================================================
Operations:
 Investment income,
   net ........................   $   5,309,414    $  25,282,426    $   1,159,054    $   5,107,670
 Unrealized
   appreciation/
   (depreciation) on
   investments - net ..........              --               --               --               --
---------------------------------------------------------------------------------------------------
 Net increase in net
   assets resulting
   from operations ............       5,309,414       25,282,426        1,159,054        5,107,670
---------------------------------------------------------------------------------------------------
Distributions from:
 Investment income -
   net ........................      (5,309,414)     (25,282,426)      (1,159,054)      (5,107,670)
---------------------------------------------------------------------------------------------------
 Total distributions to
   shareholders ...............      (5,309,414)     (25,282,426)      (1,159,054)      (5,107,670)
---------------------------------------------------------------------------------------------------
Capital share
 transactions at net
 asset value of
 $1.00 per share:
   Proceeds from
    sales .....................     257,730,392      701,405,516       66,906,770      217,266,221
   Shares issued for
    reinvestment of
    distributions .............       5,309,414       25,282,426        1,159,054        5,107,670
   Payment for shares
    redeemed ..................    (207,918,256)    (743,585,537)    (116,329,770)    (209,439,729)
---------------------------------------------------------------------------------------------------
 Increase/(decrease)
   in net assets from
   capital share
   transactions ...............      55,121,550      (16,897,595)     (48,263,946)      12,934,162
---------------------------------------------------------------------------------------------------
Total increase/(decrease)
 in net assets ................      55,121,550      (16,897,595)     (48,263,946)      12,934,162
---------------------------------------------------------------------------------------------------
Net assets at beginning
 of period ....................     365,592,974      382,490,569      171,855,046      158,920,884
---------------------------------------------------------------------------------------------------
Net assets at end
 of period ....................   $ 420,714,524    $ 365,592,974    $ 123,591,100    $ 171,855,046
===================================================================================================


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.   ORGANIZATION

     Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: the Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the funds are as follows:

     INVESTMENTS IN SECURITIES

     Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

     As of January 31, 2002, a single security held by the Prime Money Market Fund was in default as the issuer had not paid the principal balance at the maturity date. For financial statement reporting purposes, this security was valued at fair market value, as determined by prices obtained from independent broker-dealers, rather than at amortized cost. The value of the security on July 31, 2001 was $0.75 on the dollar. The value on January 31, 2002 was $0.99 on the dollar. The security has also ceased to earn interest. The net asset value of the Prime Money Market Fund remained at $1.00 per share, rounded, including the valuation of this security.

     Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL TAXES

     The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or paid in cash.

     ORGANIZATION COSTS

     Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS

     Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.   INVESTMENT SECURITY TRANSACTIONS

     Cost of purchases and proceeds from sales of securities from August 1, 2001 to January 31, 2002 were as follows:

                                               PURCHASES          SALES PROCEEDS
     ===========================================================================
     Prime Fund ........................    $30,966,547,697      $30,688,520,504
     U.S. Government Fund ..............      3,221,229,386        3,180,150,514
     Tax-Free Fund .....................        491,027,627          462,179,987
     Institutional Prime Fund ..........      2,956,676,129        2,901,731,013
     Institutional Tax-Free Fund .......        140,518,884          188,394,144

4.   FEES AND EXPENSES

     The Company has entered into an investment advisory agreement with Voyageur Asset Management Inc. (VAM), a wholly-owned subsidiary of RBC Dain Rauscher Corp., under which VAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

     Each of the five funds has also entered into sub-accounting agreements with affiliate RBC Dain Rauscher Inc. (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $24 per shareholder account plus certain out-of-pocket expenses.

     In addition to the investment advisory fee and the shareholder account servicing fee, each fund is responsible for paying other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, audit and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

     Legal fees and expenses of $85,868 for the period ended January 31, 2002 were paid to a law firm of which the Secretary of the funds is a partner.

5.   FINANCIAL HIGHLIGHTS

     Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                           PRIME MONEY MARKET FUND
==============================================================================================================================
                                                   SIX-MONTH
                                                 PERIOD ENDED
                                               JANUARY 31, 2002    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                  (UNAUDITED)    JULY 31, 2001   JULY 31, 2000   JULY 31, 1999   JULY 31, 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........      $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations ............        0.01             0.05            0.05            0.05            0.05
Distributions from investment
 operations ..................................       (0.01)           (0.05)          (0.05)          (0.05)          (0.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............      $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Total return .................................         1.1%             5.1%            5.3%            4.6%            5.0%
Net assets, end of period (millions) .........      $5,564           $5,282          $4,852          $4,523          $4,844
Ratio of expenses to average net
 assets ......................................        0.67%*           0.62%           0.63%           0.61%           0.63%
Ratio of net investment income to
 average net assets ..........................        2.25%*           5.11%           5.32%           4.62%           5.04%
==============================================================================================================================

* Adjusted to an annual basis.

                                                                       U.S. GOVERNMENT MONEY MARKET FUND
==============================================================================================================================
                                                   SIX-MONTH
                                                 PERIOD ENDED
                                               JANUARY 31, 2002    YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                  (UNAUDITED)    JULY 31, 2001   JULY 31, 2000   JULY 31, 1999   JULY 31, 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........      $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations ............        0.01             0.05            0.05            0.05            0.05
Distributions from investment
 operations ..................................       (0.01)           (0.05)          (0.05)          (0.05)          (0.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............      $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Total return .................................         1.2%             5.1%            5.2%            4.5%            5.0%
Net assets, end of period (millions) .........      $  504           $  462          $  267          $  271          $  229
Ratio of expenses to average
 net assets ..................................        0.53%*           0.54%           0.57%           0.59%           0.59%
Ratio of net investment income to
 average net assets ..........................        2.30%*           4.88%           5.22%           4.50%           4.98%
==============================================================================================================================


                                                                           TAX-FREE MONEY MARKET FUND
==============================================================================================================================
                                                  SIX-MONTH
                                                PERIOD ENDED
                                              JANUARY 31, 2002     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 (UNAUDITED)     JULY 31, 2001   JULY 31, 2000   JULY 31, 1999   JULY 31, 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........      $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations ............        0.01             0.03            0.03            0.03            0.03
Distributions from investment
 operations ..................................       (0.01)           (0.03)          (0.03)          (0.03)          (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ...............      $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Total return .................................         0.7%             3.1%            3.2%            2.7%            3.1%
Net assets, end of period (millions) .........      $  518           $  490          $  426          $  497          $  546
Ratio of expenses to average
 net assets ..................................        0.58%*           0.59%           0.59%           0.59%           0.58%
Ratio of net investment income to
 average net assets ..........................        1.44%*           3.07%           3.16%           2.65%           3.05%
==============================================================================================================================

* Adjusted to an annual basis.

                                                                    INSTITUTIONAL PRIME MONEY MARKET FUND
==================================================================================================================================
                                                  SIX-MONTH                                                        PERIOD FROM
                                                PERIOD ENDED                                                    AUGUST 11, 1997(a)
                                              JANUARY 31, 2002     YEAR ENDED      YEAR ENDED      YEAR ENDED          TO
                                                 (UNAUDITED)     JULY 31, 2001   JULY 31, 2000   JULY 31, 1999   JULY 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations ...........         0.01             0.06            0.06            0.05            0.05
Distributions from investment
 operations .................................        (0.01)           (0.06)          (0.06)          (0.05)          (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..............       $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
Total return ................................          1.3%             5.5%            5.7%            4.9%            5.2%
Net assets, end of period (millions) ........       $  421           $  366          $  382          $  310          $  214
Ratio of expenses to average
 net assets .................................         0.30%*           0.31%           0.32%           0.34%           0.39%(b)
Ratio of net investment income to
 average net assets .........................         2.69%*           5.52%           5.68%           4.85%           5.27%(b)
==================================================================================================================================


                                                                     INSTITUTIONAL TAX-FREE MONEY MARKET FUND
==================================================================================================================================
                                                        SIX-MONTH                                                 PERIOD FROM
                                                      PERIOD ENDED                                           SEPTEMBER 23, 1998(a)
                                                    JANUARY 31, 2002       YEAR ENDED        YEAR ENDED               TO
                                                       (UNAUDITED)       JULY 31, 2001     JULY 31, 2000         JULY 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........            $ 1.00             $ 1.00            $ 1.00               $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations ...........              0.01               0.03              0.03                 0.03
Distributions from investment
 operations .................................             (0.01)             (0.03)            (0.03)               (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ..............            $ 1.00             $ 1.00            $ 1.00               $ 1.00
----------------------------------------------------------------------------------------------------------------------------------
Total return ................................               0.9%               3.3%              3.4%                 2.5%
Net assets, end of period (millions) ........            $  124             $  172            $  159               $   53
Ratio of expenses to average
 net assets .................................              0.36%*             0.39%             0.39%(d)             0.30%(c)(d)
Ratio of net investment income to
 average net assets .........................              1.76%*             3.32%             3.49%(d)             2.79%(c)(d)
==================================================================================================================================

 *  Adjusted to an annual basis.
(a) Commencement of operations
(b) Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by VAM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.42%/5.24% for the period ended July 31, 1998.
(c) Adjusted to an annual basis.
(d) Various fund fees and expenses were voluntarily waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999 and year ended July 31, 2000. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.44%/3.44% for the year ended July 31, 2000.

PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JANUARY 31, 2002 (UNAUDITED)


                                                                  MATURITY        PRINCIPAL            MARKET
               NAME OF ISSUER (f)                     YIELD         DATE           AMOUNT             VALUE (a)
================================================================================================================
                      (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (98.14%):
----------------------------------------------------------------------------------------------------------------
AEROSPACE (1.41%)
General Dynamics Corporation                          1.90%      2/21/2002      $ 30,000,000 (c)    $ 29,968,333
General Dynamics Corporation                          1.99%      2/25/2002        18,850,000 (c)      18,824,992
General Dynamics Corporation                          1.60%      4/12/2002        30,000,000 (c)      29,906,667
                                                                                                    ------------
                                                                                                      78,699,992
                                                                                                    ------------
AGRICULTURAL (0.45%)
Archer Daniels Midland Company                        1.60%       4/9/2002        25,000,000 (c)      24,925,556
                                                                                                    ------------
BANKS - DOMESTIC (10.26%)
Bank One N.A.                                         3.63%      8/19/2002        44,000,000          44,000,000
Branch Banking and Trust                              1.74%      1/24/2003        25,000,000 (d)      25,000,000
Comerica Bank, Detroit                                3.81%      7/29/2002        30,000,000          30,000,000
Comerica Bank, Detroit                                3.71%      9/17/2002        30,000,000          30,020,110
Comerica Bank, Detroit                                2.30%      2/10/2003        30,000,000          30,000,000
First Tennessee Bank                                  1.93%       2/5/2002        42,000,000          42,000,000
First Tennessee Bank                                  1.62%      3/14/2002        55,000,000          55,000,000
Formosa Plastics USA, LOC Bank of America             1.73%      4/23/2002        25,000,000          24,902,688
Harris Trust & Savings                                1.63%      2/19/2002        50,000,000          50,000,000
JP Morgan Chase                                       1.77%      4/25/2002        40,000,000          39,836,767
LaSalle Bank, Chicago                                 1.82%      2/21/2002        50,000,000          50,000,277
Regionsbank N.A., Birmingham                          4.11%       5/8/2002        35,000,000          35,000,000
River Fuel Funding Company, LOC: Bank of
 New York                                             1.80%      3/12/2002        24,856,000          24,807,531
SouthTrust Bank N.A., Birmingham                      2.30%      4/16/2002        60,000,000          60,024,198
U.S. Bank N.A.                                        2.25%       1/9/2003        30,000,000          30,000,000
                                                                                                    ------------
                                                                                                     570,591,571
                                                                                                    ------------
BANKS - OTHER (24.40%)
Abbey National North America Corporation              2.02%       2/4/2002        35,000,000          34,994,108
Abbey National North America Corporation              3.42%      2/22/2002        35,000,000          34,931,400
Abbey National North America Corporation              1.93%       8/5/2002        30,000,000          30,000,763
ABN-AMRO                                              1.86%       2/6/2002        33,600,000          33,591,320
ABN-AMRO                                              1.91%      6/11/2002        30,000,000          30,011,253
Bank of Nova Scotia                                   1.85%       3/5/2002        60,000,000          60,000,000
Bank of Nova Scotia                                   1.71%      4/22/2002        20,000,000          20,000,000
Bank of Scotland                                      1.99%      2/28/2002        50,000,000          49,925,375
Bank of Scotland                                      4.06%       6/5/2002        50,000,000          50,000,000
Barclays Bank                                         1.72%      4/15/2002        27,000,000          27,001,055
Barclays Bank                                         1.83%      5/31/2002        50,000,000          50,001,643
BNP Paribas NY                                        1.85%       3/5/2002        60,000,000          60,000,265
BNP Paribas NY                                        1.75%      3/12/2002        25,000,000          25,000,000
Canadian Imperial Bank                                4.12%       5/8/2002        35,000,000          35,001,750
Canadian Imperial Bank                                2.43%      1/10/2003        50,000,000          50,079,386
CS First Boston                                       1.77%       2/8/2002        30,000,000          30,000,232
Deutsche Bank                                         2.03%       2/8/2002        73,500,000          73,500,686
Dresdner Bank                                         1.85%       2/5/2002        10,000,000          10,000,011
Dresdner Bank                                         1.90%       2/5/2002        50,000,000          50,000,055
Lloyds TSB Bank                                       3.55%       2/4/2002        40,000,000          40,000,000
Lloyds TSB Bank                                       1.86%       2/6/2002        40,000,000          40,000,055
Lloyds TSB Bank                                       1.74%      3/14/2002        20,000,000          20,000,113


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY         PRINCIPAL            MARKET
               NAME OF ISSUER (f)                     YIELD        DATE            AMOUNT            VALUE (a)
================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
National Westminster Bank                             4.09%      5/13/2002      $ 50,000,000      $   49,998,653
Rabobank Nederland                                    1.90%      7/29/2002        50,000,000          50,000,000
Royal Bank of Scotland                                3.56%       2/4/2002        50,120,000          50,120,082
SK Global America, LOC: Societe Generale Bank         2.11%      2/25/2002        38,000,000          37,946,547
Societe Generale Bank                                 1.72%       4/8/2002        10,850,000          10,815,786
Societe Generale Bank                                 1.64%      4/18/2002        40,000,000          40,001,262
Toronto Dominion Bank                                 1.86%       2/7/2002        50,000,000          50,000,042
Toronto Dominion Bank                                 1.76%       5/1/2002        45,000,000          45,000,000
UBS AG Stamford Branch                                4.00%      5/20/2002        25,000,000          25,004,273
UBS AG Stamford Branch                                3.67%      8/20/2002        50,000,000          49,994,645
UBS AG Stamford Branch                                3.64%      9/27/2002        20,000,000          20,004,404
Westdeutsche Landesbank                               1.72%      4/10/2002        40,000,000 (c)      39,870,044
Westdeutsche Landesbank                               2.02%     10/11/2002        35,000,000          35,000,000
                                                                                                  --------------
                                                                                                   1,357,795,208
                                                                                                  --------------
CONGLOMERATES (1.79%)
Kraft Foods Inc.                                      1.61%      3/13/2002        40,000,000          39,928,444
Unilever Capital Corporation                          1.78%       3/1/2002        20,000,000 (c)      19,972,311
Unilever Capital Corporation                          1.60%      3/28/2002        40,000,000 (c)      39,902,222
                                                                                                  --------------
                                                                                                      99,802,977
                                                                                                  --------------
DRUGS & COSMETICS (1.62%)
Eli Lily & Company                                    4.70%      3/22/2002        30,000,000 (c)      30,000,000
Schering-Plough Corporation                           2.02%      2/12/2002        60,000,000          59,962,967
                                                                                                  --------------
                                                                                                      89,962,967
                                                                                                  --------------
FINANCIAL - DIVERSIFIED BUSINESS (8.43%)
American Express                                      1.76%      2/20/2002        30,470,000          30,441,697
American Express                                      1.79%       4/5/2002        58,000,000          57,818,315
American General Finance Corporation                  1.74%      2/27/2002        19,350,000          19,325,684
Associates Corporation of North America               2.13%      12/1/2002        10,200,000          10,523,324
General Electric Capital Corporation                  1.80%      3/15/2002        29,090,000          29,028,911
Goldman Sachs Group                                   1.75%      3/13/2002        45,000,000          44,912,500
Household Finance Corporation                         1.66%       4/8/2002        36,750,000          36,638,158
Household Finance Corporation                         1.74%      4/29/2002        50,000,000          49,789,750
Merrill Lynch & Company                               2.32%      2/12/2003        20,000,000          20,742,844
Morgan Stanley Dean Witter                            1.77%       5/2/2002        60,000,000          59,734,500
Tyco Capital Corporation                              1.90%       2/1/2002        70,000,000          70,000,000
Wells Fargo & Company                                 2.02%      2/26/2002        40,000,000          39,943,889
                                                                                                  --------------
                                                                                                     468,899,572
                                                                                                  --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (19.94%)
Asset Securitization Cooperative Corporation          1.73%      2/11/2002        55,000,000 (c)      54,973,570
Asset Securitization Cooperative Corporation          1.75%      3/20/2002        30,000,000 (c)      29,931,458
Barton Capital                                        1.77%       4/4/2002        30,133,000 (c)      30,041,145
CXC LLC                                               1.75%       3/1/2002        55,000,000 (c)      54,925,139
CXC LLC                                               1.80%      3/25/2002        45,000,000 (c)      44,883,325
Ciesco LP                                             1.74%      2/22/2002        50,000,000          49,949,250
Ciesco LP                                             1.71%      3/18/2002        50,000,000 (c)      49,893,125


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY         PRINCIPAL            MARKET
               NAME OF ISSUER (f)                     YIELD        DATE            AMOUNT            VALUE (a)
================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (CONTINUED)
Delaware Funding Corporation                          1.85%      2/20/2002      $ 35,119,000 (c)  $   35,084,710
Delaware Funding Corporation                          1.62%      3/20/2002        11,240,000 (c)      11,216,227
Delaware Funding Corporation                          1.73%       4/8/2002        11,050,000 (c)      11,014,953
Delaware Funding Corporation                          1.70%      4/23/2002        40,000,000 (c)      39,847,000
Edison Asset Securitization                           1.74%      2/19/2002        60,000,000 (c)      59,947,800
Edison Asset Securitization                           1.79%      4/26/2002        40,000,000 (c)      39,832,933
Falcon Asset Securitization                           1.75%      2/21/2002        30,000,000 (c)      29,970,833
Falcon Asset Securitization                           1.82%       4/4/2002        50,000,000 (c)      49,843,278
Liberty Street Funding                                1.77%      2/11/2002        50,000,000 (c)      49,975,417
Liberty Street Funding                                1.76%      3/27/2002        50,000,000 (c)      49,868,000
Park Avenue Receivables Corporation                   1.76%       2/6/2002        40,000,000 (c)      39,990,222
Park Avenue Receivables Corporation                   1.78%      3/26/2002        50,000,000 (c)      49,868,972
Preferred Receivables Funding Corporation             1.75%      2/12/2002        13,080,000 (c)      13,073,006
Preferred Receivables Funding Corporation             1.65%      2/14/2002        50,000,000 (c)      49,970,208
Quincy Capital Corporation                            1.83%       2/7/2002        25,016,000 (c)      25,008,370
Quincy Capital Corporation                            1.73%      2/25/2002        48,000,000 (c)      47,944,640
Redwood Receivables Corporation                       1.63%       3/6/2002        50,000,000 (c)      49,925,292
Redwood Receivables Corporation                       1.75%      3/11/2002        50,000,000 (c)      49,907,639
Triple A One Funding Corporation                      1.75%      2/15/2002         1,800,000 (c)       1,798,775
Triple A One Funding Corporation                      1.80%       3/8/2002         6,000,000 (c)       5,989,500
Variable Funding Corporation                          1.85%       2/6/2002        40,000,000 (c)      39,989,722
Windmill Funding Corporation                          1.86%       2/1/2002        45,000,000 (c)      45,000,000
                                                                                                  --------------
                                                                                                   1,109,664,509
                                                                                                  --------------
FOOD AND BEVERAGE (1.92%)
Coca Cola Company                                     1.70%      2/11/2002         6,860,000           6,856,761
Nestle Capital Corporation                            1.80%       2/1/2002        50,000,000 (c)      50,000,000
Nestle Capital Corporation                            1.78%       3/4/2002        50,000,000 (c)      49,923,361
                                                                                                  --------------
                                                                                                     106,780,122
                                                                                                  --------------
FOREST PRODUCTS (1.65%)
Kimberly Clark Corporation                            1.73%      2/13/2002        58,900,000 (c)      58,866,034
Kimberly Clark Corporation                            1.73%       3/8/2002        13,300,000 (c)      13,277,630
Kimberly Clark Corporation                            1.63%      3/20/2002        20,000,000 (c)      19,957,439
                                                                                                  --------------
                                                                                                      92,101,103
                                                                                                  --------------
GOVERNMENT - DOMESTIC (6.93%)
Federal Home Loan Mortgage Corporation                1.67%      3/19/2002        51,510,000          51,400,083
Federal Home Loan Mortgage Corporation                1.62%      4/11/2002        50,000,000          49,844,750
Federal Home Loan Mortgage Corporation                1.60%      4/18/2002        50,000,000          49,831,111
Federal National Mortgage Association                 1.74%       3/7/2002        95,000,000          94,842,986
Federal National Mortgage Association                 1.62%       4/3/2002        45,878,000          45,752,065
Federal National Mortgage Association                 1.60%      4/17/2002        38,000,000          37,873,333
Private Export Funding                                3.36%      2/13/2002        35,000,000 (c)      34,960,800
Private Export Funding                                1.82%      6/18/2002        21,000,000 (c)      20,854,552
                                                                                                  --------------
                                                                                                     385,359,680
                                                                                                  --------------
HOUSEHOLD PRODUCTS (1.72%)
Proctor & Gamble                                      1.74%       3/8/2002        50,000,000 (c)      49,915,417


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY         PRINCIPAL             MARKET
               NAME OF ISSUER (f)                     YIELD        DATE            AMOUNT             VALUE (a)
================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (CONTINUED)
Proctor & Gamble                                      1.60%      3/26/2002      $ 46,000,000 (c)    $ 45,891,644
                                                                                                    ------------
                                                                                                      95,807,061
                                                                                                    ------------
INSURANCE (1.88%)
Allstate Corporation                                  1.78%       3/7/2002        21,900,000 (c)      21,863,184
Marsh & McLennan                                      2.02%      2/14/2002        50,000,000 (c)      49,963,528
Marsh USA Inc.                                        1.77%      4/10/2002        32,840,000 (c)      32,730,205
                                                                                                    ------------
                                                                                                     104,556,917
                                                                                                    ------------
MANUFACTURING (3.50%)
Bemis Corporation                                     1.90%       2/1/2002         7,700,000 (c)       7,700,000
Caterpillar Finance Inc.                              1.82%      4/15/2002        14,000,000          13,948,332
John Deere Capital Corporation                        2.00%      3/21/2002        20,000,000 (d)      20,000,145
Minnesota Mining & Manufacturing                      1.72%      2/15/2002        40,000,000          39,973,244
Paccar Financial Corporation                          1.91%      2/13/2002        58,000,000          57,963,073
Paccar Financial Corporation                          2.02%      2/20/2002        30,000,000          29,968,017
Snap-on Inc.                                          1.73%      4/18/2002        25,000,000 (c)      24,908,694
                                                                                                    ------------
                                                                                                     194,461,505
                                                                                                    ------------
MEDICAL SUPPLIES (1.66%)
Becton Dickinson & Company                            2.03%       2/8/2002        42,500,000          42,483,224
Cardinal Health Inc.                                  1.62%      2/27/2002        50,000,000 (c)      49,941,500
                                                                                                    ------------
                                                                                                      92,424,724
                                                                                                    ------------
OIL SERVICES (1.43%)
Totalfina Elf                                         1.75%       2/7/2002        30,000,000 (c)      29,991,250
Totalfina Elf                                         1.77%      4/29/2002        50,000,000 (c)      49,786,125
                                                                                                    ------------
                                                                                                      79,777,375
                                                                                                    ------------
PHARMACEUTICAL (3.05%)
Abbott Laboratories                                   1.71%      4/23/2002        50,000,000 (c)      49,807,625
Bayer Corporation                                     1.87%       3/5/2002        50,000,000          49,916,889
Novartis Finance                                      1.30%      2/15/2002        70,000,000 (c)      69,953,178
                                                                                                    ------------
                                                                                                     169,677,692
                                                                                                    ------------
PRINTING & PUBLISHING (1.73%)
Knight Ridder Inc.                                    1.80%       2/1/2002        37,000,000          37,000,000
McGraw-Hill Company                                   2.03%       2/4/2002        34,500,000          34,494,164
McGraw-Hill Company                                   1.82%      4/22/2002        25,000,000          24,898,889
                                                                                                    ------------
                                                                                                      96,393,053
                                                                                                    ------------
UTILITIES - ELECTRIC (1.88%)
Baltimore Gas & Electric Company                      2.08%       9/3/2002        30,322,000 (d)      30,322,000
Duke Power Company                                    1.78%       2/7/2002        32,300,000          32,290,418
Pacific Gas & Electric Company1                       0.00%      1/23/2001        19,800,000          19,602,000
Tampa Electric Company                                1.78%      2/13/2002        22,300,000 (c)      22,286,769
                                                                                                    ------------
                                                                                                     104,501,187
                                                                                                    ------------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

PRIME MONEY MARKET FUND

                                                                 MATURITY         PRINCIPAL            MARKET
               NAME OF ISSUER (f)                     YIELD        DATE            AMOUNT            VALUE (a)
================================================================================================================

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------
UTILITIES - TELEPHONE (2.49%)
Bellsouth Corporation                                 4.29%      4/26/2002      $ 20,000,000      $   19,999,400
SBC Communications                                    1.77%       4/4/2002        35,000,000 (c)      34,893,308
SBC Communications                                    1.73%      4/30/2002        45,000,000 (c)      44,809,700
Verizon Global Funding                                1.62%      4/30/2002        39,000,000 (c)      38,845,560
                                                                                                  --------------
                                                                                                     138,547,968
----------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate
 Obligations (cost: $5,460,730,739)                                                               $5,460,730,739
----------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (1.63%):
----------------------------------------------------------------------------------------------------------------
City of Anaheim, LOC CS First Boston                  1.75%      2/12/2002        36,100,000          36,100,000
New York City G.O., FGIC Insured                      1.95%       2/5/2002         7,900,000           7,900,000
New York City G.O., FGIC Insured                      1.95%       2/5/2002        10,450,000          10,450,000
New York City G.O., FGIC Insured                      1.87%       3/4/2002        36,500,000          36,500,000
----------------------------------------------------------------------------------------------------------------
Total Taxable Municipals (cost: $90,950,000)                                                      $   90,950,000
----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $5,551,680,739) (b)                                        $5,551,680,739
================================================================================================================

1. On 1/31/02 this security was in default as principal repayment was not made by the issuer on the maturity date and the security ceased to earn interest. See note 2 in notes to the financial statements.


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JANUARY 31, 2002 (UNAUDITED)


                                                                  MATURITY        PRINCIPAL            MARKET
               NAME OF ISSUER (f)                     YIELD         DATE           AMOUNT            VALUE (a)
================================================================================================================
                   (Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (99.75%):
----------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (9.27%)
                                                      1.80%       2/1/2002      $ 26,500,000        $ 26,500,000
                                                      1.60%       2/6/2002        20,265,000          20,260,497
                                                                                                    ------------
                                                                                                      46,760,497
                                                                                                    ------------
FEDERAL HOME LOAN BANK (13.06%)
                                                      1.68%      2/13/2002        10,000,000           9,994,400
                                                      1.74%      2/22/2002        20,620,000          20,599,071
                                                      1.66%      4/10/2002        15,000,000          14,952,967
                                                      4.02%       4/4/2002         3,300,000           3,302,437
                                                      2.51%     12/12/2002        10,000,000          10,000,000
                                                      2.08%      2/14/2003         7,000,000           7,000,000
                                                                                                    ------------
                                                                                                      65,848,875
                                                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (32.88%)
                                                      1.60%      2/12/2002        25,000,000          24,987,778
                                                      2.03%      2/15/2002        23,000,000          22,981,843
                                                      1.74%      2/19/2002         9,450,000           9,441,778
                                                      1.88%      2/28/2002        16,015,000          15,992,418
                                                      1.72%       3/5/2002        21,500,000          21,467,702
                                                      1.71%      3/15/2002        30,000,000          29,940,150
                                                      1.62%      4/11/2002        18,770,000          18,709,920
                                                      1.60%      4/18/2002        10,000,000           9,966,222
                                                      2.45%      8/15/2002        12,000,000          12,261,992
                                                                                                    ------------
                                                                                                     165,749,803
                                                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (26.18%)
                                                      1.66%      2/20/2002        30,300,000          30,273,454
                                                      1.74%       3/7/2002        10,420,000          10,402,876
                                                      1.73%      3/14/2002        21,025,000          20,983,575
                                                      1.70%      3/21/2002        22,190,000          22,139,703
                                                      1.64%      6/14/2002         5,525,000           5,491,525
                                                      4.65%      4/15/2002        10,000,000          10,037,932
                                                      1.85%      8/15/2002        25,000,000          25,645,383
                                                      4.01%      5/13/2002         7,000,000           6,999,917
                                                                                                    ------------
                                                                                                     131,974,365
                                                                                                    ------------
U.S. TREASURY BILLS (18.36%)
                                                      2.05%       2/7/2002        24,680,000          24,671,568
                                                      1.82%      2/14/2002        17,290,000          17,278,637
                                                      1.88%      2/21/2002        25,725,000          25,698,132
                                                      1.65%       4/4/2002        25,000,000          24,928,958
                                                                                                    ------------
                                                                                                      92,577,295
----------------------------------------------------------------------------------------------------------------
Total Government & Agencies Securities
 (cost: $502,910,835)                                                                               $502,910,835
----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $502,910,835) (b)                                            $502,910,835
================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JANUARY 31, 2002 (UNAUDITED)


                                                                        MATURITY      PRINCIPAL            MARKET
                     NAME OF ISSUER (f)                      YIELD        DATE         AMOUNT            VALUE (a)
===================================================================================================================
                       (Percentages of each investment category relate to total net assets.)
ALABAMA (0.66%)
University Hospital Revenue, AMBAC Insured                   1.24%      9/1/2031    $  3,400,000 (e)    $ 3,400,000
                                                                                                        -----------
ALASKA (0.56%)
North Slope, Borough G.O., MBIA Insured                      2.83%     6/30/2002       2,950,000          2,916,621
                                                                                                        -----------
ARIZONA (1.88%)
City of Glendale IDA, Senior Living Facilities Revenue
 (Friendship Retirement Project), LOC Wells Fargo            1.35%     12/1/2014       1,110,000 (e)      1,110,000
City of Phoenix IDA, Multifamily Revenue
 (Del Mar Terrace), Guaranty: FHLMC                          1.30%     10/1/2029       3,000,000 (e)      3,000,000
City of Tucson IDA (La Entrada Apartments Project),
 Guaranty: FNMA                                              1.35%     7/15/2031       2,750,000 (e)      2,750,000
Maricopa County PCR (Public Service), LOC
 Bank of America                                             1.35%      5/1/2029         600,000 (e)        600,000
Scottsdale IDA Hospital Revenue, AMBAC Insured               1.30%      9/1/2022       2,300,000 (e)      2,300,000
                                                                                                        -----------
                                                                                                          9,760,000
                                                                                                        -----------
ARKANSAS (0.09%)
Fayetteville Public Facilities Board (Butterfield Trail
 Project), LOC Dresdner Bank                                 1.45%      9/1/2027         485,000 (e)        485,000
                                                                                                        -----------
CALIFORNIA (1.08%)
City of San Jose (Santa Clara Water Finance), FGIC Insured   1.30%    11/15/2011       5,600,000 (e)      5,600,000
                                                                                                        -----------
COLORADO (4.44%)
Aurora Centretech Metro District, LOC Banque
 National de Paris                                           2.10%     12/1/2002       1,000,000          1,000,000
Douglas County Multifamily (Autumn Chase), Guaranty:
 FHLMC                                                       1.35%     12/1/2029       3,900,000 (e)      3,900,000
Dove Valley Metropolitan District G.O. (Arapahoe), LOC
 Banque National de Paris                                    2.25%     11/1/2002       2,830,000          2,830,000
Dove Valley Metropolitan District G.O., LOC Banque
 National de Paris                                           2.25%     11/1/2002         820,000            820,000
Dove Valley Metropolitan District G.O., LOC Banque
 National de Paris                                           2.25%     11/1/2002       3,945,000          3,945,000
Interstate South Metro District, LOC Banque
 National de Paris                                           2.25%     11/1/2002       3,245,000          3,245,000
NBC Metro District G.O., LOC U.S. Bank                       2.00%     12/1/2002       2,455,000          2,455,000
State Education & Cultural Facilities Revenue Authority,
 LOC Wells Fargo Bank                                        1.35%      1/1/2021       1,540,000 (e)      1,540,000
State Health Facilities Authority (Visiting Nurse), LOC
 Wells Fargo Bank                                            1.55%      7/1/2022         960,000 (e)        960,000
Willow Trace Metro District (Arapahoe County), LOC
 U.S. Bank                                                   2.00%     12/1/2002       2,290,000          2,290,000
                                                                                                        -----------
                                                                                                         22,985,000
                                                                                                        -----------
FLORIDA (9.15%)
City of Eustis Health Facilities Authority (Waterman
 Medical Center), LOC SunTrust Bank                          1.40%     12/1/2015       5,125,000 (e)      5,125,000
Jacksonville Health Facility Authority Hospital Revenue,
 MBIA Insured                                                1.35%     8/15/2019       4,600,000 (e)      4,600,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                        MATURITY      PRINCIPAL            MARKET
                     NAME OF ISSUER (f)                      YIELD        DATE         AMOUNT            VALUE (a)
===================================================================================================================
FLORIDA (CONTINUED)
Miami Health Facilities Authority (Mercy Hospital), LOC
 Bank of America                                             1.35%      8/1/2020    $  4,975,000 (e)    $ 4,975,000
Palm Beach County Housing Finance Development
 Authority, LOC CS First Boston                              1.35%     11/1/2007         300,000 (e)        300,000
Pinellas County Education Facilities Authority, LOC
 Wachovia Bank                                               1.30%     2/11/2002       5,000,000          5,000,000
Pinellas County Education Facilities Authority, LOC
 Wachovia Bank                                               1.35%      3/7/2002       2,000,000          2,000,000
State Housing Finance Agency (Crossings Series A),
 FHLMC Collateralized                                        1.35%      2/1/2008       1,900,000 (e)      1,900,000
State Housing Finance Agency, Guaranty: FHLMC                1.35%      2/1/2005       2,600,000 (e)      2,600,000
State Housing Finance Agency, Guaranty: FHLMC                1.35%     12/1/2005       1,200,000 (e)      1,200,000
State Municipal Power Agency, LOC Wachovia Bank              1.30%     2/12/2002       6,900,000          6,900,000
St. John's County Housing Finance Authority, FNMA
 Collateralized                                              1.35%     2/15/2028      11,600,000 (e)     11,600,000
St. John's County Industrial Development Authority Health
 Care (Glenmoor Project), Guaranty: LaSalle Bank             1.35%      1/1/2007       1,200,000 (e)      1,200,000
                                                                                                        -----------
                                                                                                         47,400,000
                                                                                                        -----------
GEORGIA (6.57%)
Clayton County Housing Authority, Guaranty: FNMA             1.35%      9/1/2026       5,000,000 (e)      5,000,000
DeKalb Development Authority Revenue (Metro Atlanta
 YMCA Project), LOC Wachovia Bank                            1.35%      6/1/2020       1,000,000 (e)      1,000,000
DeKalb Private Hospital Authority (Egleston Children's
 Hospital), LOC SunTrust Bank                                1.35%     12/1/2028       3,500,000 (e)      3,500,000
DeKalb Private Hospital Authority, LOC SunTrust Bank         1.35%     12/1/2017       1,500,000 (e)      1,500,000
DeKalb Private Hospital Authority, LOC SunTrust Bank         1.35%      3/1/2024       1,100,000 (e)      1,100,000
Hapeville Development Authority (Hapeville Hotel Project),
 LOC Deutsche Bank                                           2.70%     11/1/2015         600,000 (e)        600,000
Marietta Housing Authority Multifamily Revenue, FNMA
 Collateralized                                              1.35%      7/1/2024      10,025,000 (e)     10,025,000
Marietta Housing Authority Multifamily Revenue (Summit
 Series A), FNMA Collateralized                              1.35%     5/15/2027       5,300,000 (e)      5,300,000
State Municipal Electric Authority, LOC Morgan Guaranty      1.35%      2/5/2002       6,000,000          6,000,000
                                                                                                        -----------
                                                                                                         34,025,000
                                                                                                        -----------
IDAHO (0.41%)
State Health Facility Revenue, FSA Insured                   1.46%      7/1/2030       2,150,000 (e)      2,150,000
                                                                                                        -----------
ILLINOIS (5.11%)
City of Galesburg Revenue (Knox College), LOC LaSalle
 National Bank                                               1.35%      7/1/2024       2,000,000 (e)      2,000,000
City of Galesburg Revenue (Knox College), LOC LaSalle
 National Bank                                               1.43%      3/1/2031       6,500,000 (e)      6,500,000
State Development Finance Authority (A.E. Staley
 Manufacturing), LOC Union Bank of Switzerland               1.30%     12/1/2005       1,600,000 (e)      1,600,000
State Development Finance Authority (Jewish Elderly
 Council), LOC LaSalle National Bank                         1.35%      3/1/2025         600,000 (e)        600,000
State Development Finance Authority (Olin Corporation
 Project), LOC Wachovia Bank                                 1.55%      3/1/2016       1,150,000 (e)      1,150,000
State Education Facility Authority Revenue (Lincoln Park),
 LOC LaSalle National Bank                                   1.40%      1/1/2029       2,400,000 (e)      2,400,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                        MATURITY       PRINCIPAL           MARKET
                     NAME OF ISSUER (f)                      YIELD        DATE           AMOUNT          VALUE (a)
===================================================================================================================
ILLINOIS (CONTINUED)
State Health Facilities Authority (Alexian Brothers Medical
 Center), MBIA Insured                                       2.05%      2/6/2002     $  6,000,000       $ 6,000,000
State Health Facilities Authority (Alexian Brothers Medical
 Center), MBIA Insured                                       1.30%     2/11/2002        4,400,000         4,400,000
State Toll Highway Revenue, MBIA Insured                     1.30%      1/1/2010        1,800,000 (e)     1,800,000
                                                                                                        -----------
                                                                                                         26,450,000
                                                                                                        -----------
INDIANA (2.76%)
Fort Wayne Economic Development Revenue (Georgetown
 Place Venture), LOC U.S. Bank                               1.40%     12/1/2015        4,400,000 (e)     4,400,000
Princeton PCR (PSI Energy Inc.), LOC Morgan Guaranty         1.50%      4/1/2022        2,800,000 (e)     2,800,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                               1.35%     12/1/2002        1,400,000         1,400,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                               1.35%      1/1/2012        1,600,000 (e)     1,600,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                               1.35%      4/1/2013          500,000 (e)       500,000
State Health Facilities Authority (Capital Access), LOC
 Comerica Bank                                               1.50%      1/1/2016        3,600,000 (e)     3,600,000
                                                                                                        -----------
                                                                                                         14,300,000
                                                                                                        -----------
IOWA (5.45%)
State Finance Authority, LOC U.S. Bank                       1.55%      7/1/2031        1,000,000 (e)     1,000,000
State Finance Authority Revenue (Burlington Medical
 Center), FSA Insured                                        1.50%      6/1/2027        1,200,000 (e)     1,200,000
State Finance Authority Revenue (Diocese Of Sioux City),
 LOC Wells Fargo                                             1.35%      3/1/2019        3,300,000 (e)     3,300,000
State Finance Authority Revenue (Museum Facilities), LOC
 Wells Fargo                                                 1.35%      5/1/2012        7,300,000 (e)     7,300,000
State Finance Authority Revenue (Small Business
 Development), Guaranty: DuPont de Nemours                   1.35%     11/1/2015        5,500,000 (e)     5,500,000
State Higher Education Loan Authority Revenue
 (St. Ambrose), LOC Wells Fargo                              1.35%     10/1/2009        4,500,000 (e)     4,500,000
State School Cash Assistance Program, FSA Insured            1.35%     1/30/2003        1,000,000 (e)     1,007,539
Woodbury County (Siouxland Regional Cancer Center), LOC
 Wells Fargo Bank                                            1.35%     12/1/2014        4,430,000 (e)     4,430,000
                                                                                                        -----------
                                                                                                         28,237,539
                                                                                                        -----------
KANSAS (0.83%)
Saline County United School District G.O., FSA Insured       1.82%      9/1/2002        1,500,000         1,520,938
State Development Authority Health Facilities Revenue
 (Stormont Vail Healthcare), MBIA Insured                    2.80%    11/15/2023        1,000,000 (e)     1,000,000
State Development Finance Authority Revenue Bond             2.20%      6/1/2002        1,500,000         1,506,324
State Development Finance Authority Revenue Bond
 (Shalom Obligated Group), LOC LaSalle National Bank         2.75%    11/15/2028          300,000 (e)       300,000
                                                                                                        -----------
                                                                                                          4,327,262
                                                                                                        -----------
KENTUCKY (0.45%)
Breckinridge County Revenue, LOC U.S. Bank                   1.41%      2/1/2031        1,300,000 (e)     1,300,000
State Property & Buildings, Escrowed in Governments          1.50%     11/1/2002        1,000,000         1,025,891
                                                                                                        -----------
                                                                                                          2,325,891
                                                                                                        -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                       MATURITY        PRINCIPAL           MARKET
                    NAME OF ISSUER (f)                       YIELD       DATE           AMOUNT           VALUE (a)
===================================================================================================================
LOUISIANA (3.81%)
Calcasieu Parish Revenue, Wachovia Bank                      1.55%      2/1/2016     $  4,250,000 (e)   $ 4,250,000
Parish of East Baton Rouge, Guaranty: ExxonMobil             1.45%     11/1/2019          900,000 (e)       900,000
State Public Facilities Authority, AMBAC Insured             1.30%     12/2/2002        8,900,000         8,900,000
State Public Facilities Authority (Kenner Hotel), LOC
 Deutsche Bank                                               1.50%     12/1/2015        1,900,000 (e)     1,900,000
Orleans Parish School Board G.O. , MBIA Insured              2.10%      2/1/2002        3,775,000         3,775,000
                                                                                                        -----------
                                                                                                         19,725,000
                                                                                                        -----------
MARYLAND (8.90%)
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                    1.50%      2/6/2002        2,380,000         2,380,000
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                    2.05%      2/7/2002        4,000,000         4,000,000
Anne Arundel County Port Facilities Revenue, Guaranty:
 Baltimore Gas & Electric                                    1.50%      2/7/2002        4,900,000         4,900,000
Montgomery County Housing Opportunities (Oakwood
 Apartments), LOC FHLMC                                      1.45%     11/1/2007       23,050,000 (e)    23,050,000
State Health & Higher Education Facilities, LOC
 Bank of America                                             1.35%      1/1/2029       11,760,000 (e)    11,760,000
                                                                                                        -----------
                                                                                                         46,090,000
                                                                                                        -----------
MASSACHUSETTS (1.83%)
State Health and Educational Facilities Authority Revenue
 (Capital Assets Program), MBIA Insured                      1.50%      1/1/2035          400,000 (e)       400,000
State Health and Educational Facilities Authority Revenue
 (Capital Assets Program), MBIA Insured                      1.30%      1/1/2019        1,100,000 (e)     1,100,000
State Water Resource Authority, AMBAC Insured                1.20%      4/1/2028        4,000,000 (e)     4,000,000
State Water Resource Authority, FGIC Insured                 1.30%      8/1/2023        4,000,000 (e)     4,000,000
                                                                                                        -----------
                                                                                                          9,500,000
                                                                                                        -----------
MICHIGAN (2.42%)
Farmington Hills Hospital, MBIA Insured                      3.25%     2/15/2002        2,000,000         2,042,371
Kent Hospital Finance Authority (Spectrum Health),
 MBIA Insured                                                1.35%     1/15/2026          200,000 (e)       200,000
State Grant Anticipation, FSA Insured                        1.30%     9/15/2008        5,300,000 (e)     5,300,000
State Multi-Modal School Board G.O.                          2.15%     10/2/2002        5,000,000         5,000,000
                                                                                                        -----------
                                                                                                         12,542,371
                                                                                                        -----------
MINNESOTA (1.45%)
Arden Hills Housing and Health Care Facilities Revenue
 (Presbyterian Homes), LOC U.S. Bank                         1.55%      9/1/2029          150,000 (e)       150,000
City of Cohasset (MN Power & Light Project), LOC
 ABN AMRO                                                    1.45%      6/1/2020          180,000 (e)       180,000
City of Minneapolis Revenue, LOC Wells Fargo Bank            1.35%     11/1/2016        2,105,000 (e)     2,105,000
City of St. Paul Housing and Redevelopment Authority
 (Science Museum Project), LOC U.S. Bancorp                  1.40%      5/1/2027          430,000 (e)       430,000
City of St. Paul (Science Museum Project), LOC
 U.S. Bancorp                                                1.40%      5/1/2027        4,640,000 (e)     4,640,000
                                                                                                        -----------
                                                                                                          7,505,000
                                                                                                        -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                        MATURITY       PRINCIPAL           MARKET
                     NAME OF ISSUER (f)                      YIELD        DATE          AMOUNT           VALUE (a)
===================================================================================================================
MISSISSIPPI (2.35%)
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             1.50%      2/6/2002     $  2,000,000       $ 2,000,000
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             2.05%      2/7/2002        2,000,000         2,000,000
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             2.05%      2/7/2002          300,000           300,000
Claiborne County PCR, Guaranty: National Rural Utilities
 Cooperative Finance Corporation                             2.05%      2/7/2002        1,300,000         1,300,000
Jackson County PCR, Guaranty: Chevron Corporation            1.50%      6/1/2023          200,000 (e)       200,000
State Business Finance Corporation (Mississippi College
 Project), LOC Bank of America                               2.65%      2/1/2009        6,400,000 (e)     6,400,000
                                                                                                        -----------
                                                                                                         12,200,000
                                                                                                        -----------
MISSOURI (1.03%)
Independence IDA (Groves & Graceland), LOC Credit
 Locale de France                                            1.45%     11/1/2027        1,145,000 (e)     1,145,000
Sikeston Electric Revenue, MBIA Insured                      1.60%      6/1/2002        1,305,000         1,322,900
State Health And Educational Facilities Authority
 (St. Francis Medical Center), LOC Credit Local de France    1.45%      6/1/2026          865,000 (e)       865,000
St. Charles County Industrial Development Authority IDR
 (Remington Apartments), Guaranty: FNMA                      1.35%      2/1/2023        2,000,000 (e)     2,000,000
                                                                                                        -----------
                                                                                                          5,332,900
                                                                                                        -----------
MONTANA (0.73%)
State Health Facilities Authority Revenue, Health Care
 Pooled Loan Program Series A, FGIC Insured                  1.35%     12/1/2015        3,805,000 (e)     3,805,000
                                                                                                        -----------
NEVADA (0.79%)
City of Reno, MBIA Insured                                   1.46%     5/15/2023        4,100,000 (e)     4,100,000
                                                                                                        -----------
NEW JERSEY (0.44%)
Economic Development Authority Revenue (Trenton Office
 Complex), Escrowed in Governments                           2.83%     6/15/2002        2,300,000         2,276,598
                                                                                                        -----------
NEW YORK (3.94%)
New York City G.O., AMBAC Insured                            1.50%     8/15/2018          100,000 (e)       100,000
New York City G.O., LOC Morgan Guaranty                      1.40%      8/1/2016          890,000 (e)       890,000
New York City G.O., LOC Morgan Guaranty                      1.50%      8/1/2017        1,100,000 (e)     1,100,000
New York City G.O., LOC Morgan Guaranty                      1.40%      8/1/2020        4,600,000 (e)     4,600,000
New York City G.O., LOC Morgan Guaranty                      1.40%      8/1/2021        1,600,000 (e)     1,600,000
New York City Municipal Water Finance Authority,
 FGIC Insured                                                1.50%     6/15/2023          800,000 (e)       800,000
State Energy Research and Development Authority, LOC
 Morgan Guaranty                                             1.40%      6/1/2029        1,050,000 (e)     1,050,000
State Energy Research and Development Authority
 (Orange & Rockland Project), FGIC Insured                   1.20%     10/1/2014        3,500,000 (e)     3,500,000
State Local Government Assistance Corporation, LOC
 Bank of Nova Scotia                                         1.15%      4/1/2025        6,750,000 (e)     6,750,000
                                                                                                        -----------
                                                                                                         20,390,000
                                                                                                        -----------
NORTH CAROLINA (1.90%)
City of Charlotte Airport Revenue, MBIA Insured              1.30%      7/1/2029        3,130,000 (e)     3,130,000
State Medical Care Commission Hospital (Angel Medical
 Care Center), LOC Wachovia Bank                             1.35%     10/1/2016        3,300,000 (e)     3,300,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                     MATURITY          PRINCIPAL           MARKET
                   NAME OF ISSUER (f)                     YIELD        DATE             AMOUNT           VALUE (a)
===================================================================================================================
NORTH CAROLINA (CONTINUED)
State Medical Center Commission Revenues (Carolina
 Meadows Project), LOC Wachovia Bank                      1.45%       6/1/2028       $    100,000 (e)   $   100,000
State Medical Center Commission Revenue,
 AMBAC Insured                                            1.29%     11/15/2028          3,000,000 (e)     3,000,000
State Medical Center Commission Revenue, LOC
 Wachovia Bank                                            1.55%      10/1/2013            300,000 (e)       300,000
                                                                                                        -----------
                                                                                                          9,830,000
                                                                                                        -----------
NORTH DAKOTA (0.13%)
City of Grand Forks Health Care Facilities (United
 Hospital), LOC LaSalle National Bank                     1.46%      12/1/2025            680,000 (e)       680,000
                                                                                                        -----------
OHIO (4.85%)
City of Cleveland Tax Revenue, AMBAC Insured              1.35%      5/15/2024          5,700,000 (e)     5,700,000
State Air Quality Development Authority PCR (Cleveland
 Electric Illuminating Company Project), FGIC Insured     2.00%       2/4/2002          7,000,000         7,000,000
State Air Quality Development Authority PCR (Cleveland
 Electric Illuminating Company Project), FGIC Insured     2.00%       2/7/2002          2,000,000         2,000,000
State Housing Finance Agency Multifamily Housing
 Revenue (Kenwood Retirement), LOC Morgan Guaranty        1.20%      12/1/2015          4,300,000 (e)     4,300,000
Warren County Ohio Health Care Facility (Otterbein
 Homes), LOC Fifth Third Bank                             1.50%       7/1/2023          6,109,000 (e)     6,109,000
                                                                                                        -----------
                                                                                                         25,109,000
                                                                                                        -----------
OKLAHOMA (1.27%)
Garfield County Industrial Authority PCR, Guaranty:
 Oklahoma Gas & Electric                                  1.85%       1/1/2025          1,000,000 (e)     1,000,000
Tulsa Industrial Authority, MBIA Insured                  1.35%      10/1/2026          5,555,000 (e)     5,555,000
                                                                                                        -----------
                                                                                                          6,555,000
                                                                                                        -----------
PENNSYLVANIA (4.91%)
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                             1.35%       8/1/2016          1,500,000 (e)     1,500,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                             1.35%      12/1/2020          1,600,000 (e)     1,600,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                             1.35%      12/1/2020          1,200,000 (e)     1,200,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                             1.35%      12/1/2020          1,400,000 (e)     1,400,000
Delaware Valley Regional Finance Authority, LOC CS
 First Boston                                             1.35%      12/1/2020          3,900,000 (e)     3,900,000
Quakertown General Authority, LOC PNC Bank                1.40%       7/1/2005         10,000,000 (e)    10,000,000
Quakertown Hospital Authority, LOC PNC Bank               1.40%       7/1/2026          1,045,000 (e)     1,045,000
Washington County (Higher Education Pool Lease), LOC
 Wachovia Bank                                            1.40%      11/1/2005          4,800,000 (e)     4,800,000
                                                                                                        -----------
                                                                                                         25,445,000
                                                                                                        -----------
SOUTH CAROLINA (3.55%)
State Housing Finance and Development Authority
 (Oakridge McGuire), LOC Wachovia Bank                    1.35%       7/1/2007          1,990,000 (e)     1,990,000
State Housing Finance Revenue, Guaranty: FHLMC            1.40%       8/1/2031          8,600,000 (e)     8,600,000
State Job Development Authority (Orangeburg Regional
 Medical Center), AMBAC Insured                           1.30%      2/15/2028          1,090,000 (e)     1,090,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                        MATURITY       PRINCIPAL           MARKET
                      NAME OF ISSUER (f)                      YIELD       DATE           AMOUNT          VALUE (a)
===================================================================================================================
SOUTH CAROLINA (CONTINUED)
State Jobs Economic Development Authority (Catholic
 Diocese), LOC Bank of America                                1.45%     9/1/2016     $  4,700,000 (e)   $ 4,700,000
York County PCR, Guaranty: Duke Power Company                 1.65%     2/5/2002        2,000,000         2,000,000
                                                                                                        -----------
                                                                                                         18,380,000
                                                                                                        -----------
SOUTH DAKOTA (0.86%)
Lawrence County PCR, LOC JP Morgan Chase                      1.55%     7/1/2032        2,400,000 (e)     2,400,000
Sioux Falls Sales Tax Revenue, AMBAC Insured                  1.57%   11/15/2002        2,000,000         2,048,547
                                                                                                        -----------
                                                                                                          4,448,547
                                                                                                        -----------
TENNESSEE (1.70%)
Bradley County IDR (Olin Corporation Project), LOC
 Wachovia Bank                                                1.55%    11/1/2017        2,100,000 (e)     2,100,000
Montgomery County Public Building Authority, LOC
 NationsBank                                                  1.40%     7/1/2015        1,800,000 (e)     1,800,000
Nashville & Davison County Health and Educational Facility
 (Meharry Medical College Project), LOC NationsBank           1.40%     8/1/2018        4,910,000 (e)     4,910,000
                                                                                                        -----------
                                                                                                          8,810,000
                                                                                                        -----------
TEXAS (5.22%)
Amarillo ISD, PSF Guaranty                                    2.93%     2/1/2002        2,000,000         2,000,000
Brownsville ISD, PSF Guaranty                                 2.23%    8/15/2002        1,365,000         1,366,924
Harlingen ISD, PSF Guaranty                                   2.85%    2/15/2002        2,405,000         2,402,431
Harris County, MBIA Insured                                   2.83%    8/15/2002        2,000,000         1,970,467
North East ISD G.O., PSF Guaranty                             1.60%     2/1/2003        1,500,000         1,579,817
Richardson ISD G.O., PSF Guaranty                             1.60%    2/15/2003        2,500,000         2,574,193
San Antonio Health Facilities Authority (Clinical Foundation
 Project), LOC Wells Fargo                                    1.35%     6/1/2020        3,100,000 (e)     3,100,000
State Tax & Revenue Anticipation Note                         3.75%    8/29/2002        8,000,000         8,055,843
Tarrant County Housing Finance Corporation Revenue,
 FNMA Collateralized                                          1.40%    2/15/2018        4,000,000 (e)     4,000,000
                                                                                                        -----------
                                                                                                         27,049,675
                                                                                                        -----------
UTAH (0.93%)
Intermountain Power Agency, LOC Morgan Guaranty               1.50%    2/19/2002        4,800,000         4,800,000
                                                                                                        -----------
VERMONT (0.68%)
State Education & Health Building Finance Agency,
 AMBAC Insured                                                1.35%    12/1/2030        3,500,000 (e)     3,500,000
                                                                                                        -----------
VIRGINIA (1.76%)
Alexandria IDA (Pooled Income Program), LOC
 Bank of America                                              1.40%     7/1/2026        4,500,000 (e)     4,500,000
City of Hampton Redevelopment and Housing Authority
 (Shoreline Apartments Project), Guaranty FHLMC               1.35%    12/1/2019        2,520,000 (e)     2,520,000
Fluvanna County IDA (Edgecomb Metal), LOC
 Wells Fargo Bank                                             1.35%    12/1/2009        2,100,000 (e)     2,100,000
                                                                                                        -----------
                                                                                                          9,120,000
                                                                                                        -----------
WASHINGTON (3.74%)
Pierce County School District G.O., AMBAC Insured             1.52%    12/1/2002        2,750,000         2,867,039
Port of Seattle IDR Airport Revenue (Alaska Air), LOC
 Bank of New York                                             1.35%    12/1/2009        2,300,000 (e)     2,300,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

TAX-FREE MONEY MARKET FUND

                                                                        MATURITY       PRINCIPAL           MARKET
                    NAME OF ISSUER (f)                     YIELD          DATE          AMOUNT           VALUE (a)
===================================================================================================================
WASHINGTON (CONTINUED)
State Economic Development Revenue, (Pioneer Human
 Services), LOC U.S. Bank                                  1.55%        9/1/2018     $  2,200,000 (e)  $  2,200,000
State Health Care Facilities Revenue, MBIA Insured         1.46%       2/15/2027        2,100,000 (e)     2,100,000
State Housing and Finance Commission (Christa), LOC
 U.S. Bank                                                 1.40%        7/1/2011        1,000,000 (e)     1,000,000
State Housing and Finance Commission (Emerald Heights),
 LOC U.S. Bank                                             1.50%        1/1/2021        1,800,000 (e)     1,800,000
State Housing and Finance Commission (Riverview
 Retirement), LOC U.S. Bank                                1.40%        7/1/2022        2,100,000 (e)     2,100,000
State Housing and Finance Commission (Rockwood
 Retirement Home), LOC Wells Fargo Bank                    1.60%        1/1/2030        1,600,000 (e)     1,600,000
State Housing and Finance Commission (YMCA of Seattle),
 LOC U.S. Bank                                             1.50%        7/1/2011        2,385,000 (e)     2,385,000
Whatcom County School District G.O.                        1.58%       12/1/2002        1,010,000         1,030,079
                                                                                                       ------------
                                                                                                         19,382,118
                                                                                                       ------------
WEST VIRGINIA (0.35%)
Marshall County Revenue (Bayer Project), Guaranty:
 Bayer Corporation                                         1.60%        3/1/2009        1,800,000 (e)     1,800,000
                                                                                                       ------------
WISCONSIN (0.84%)
Milwaukee Redevelopment Authority Revenue (Humane
 Society), LOC U.S. Bank                                   1.40%        3/1/2019        1,300,000 (e)     1,300,000
State Health and Education Facilities Authority Revenue
 (St. Johns United Church Project), LOC U.S. Bank          1.40%        2/1/2030        1,175,000 (e)     1,175,000
State Health and Education Facilities, MBIA Insured        1.41%        8/1/2029        1,850,000 (e)     1,850,000
                                                                                                       ------------
                                                                                                          4,325,000
-------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $517,063,522) (b)                                               $517,063,522
===================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JANUARY 31, 2002 (UNAUDITED)


                                                                 MATURITY        PRINCIPAL             MARKET
               NAME OF ISSUER (f)                     YIELD        DATE           AMOUNT             VALUE (a)
================================================================================================================
                    (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.68%):
---------------------------------------------------------------------------------------------------------------
AEROSPACE (3.74%)
General Dynamics                                      1.90%      2/15/2002     $   5,775,000 (c)     $ 5,770,733
General Dynamics                                      1.90%      2/20/2002        10,000,000 (c)       9,989,972
                                                                                                     -----------
                                                                                                      15,760,705
                                                                                                     -----------
BANKS - DOMESTIC (5.07%)
Branch Banking & Trust                                1.74%      1/24/2003        10,000,000 (d)      10,000,000
Formosa Plastics USA, LOC Bank of America             1.90%       2/6/2002        10,050,000          10,047,348
Southturst Bank, N.A.                                 4.27%      4/29/2002         1,300,000           1,305,808
                                                                                                     -----------
                                                                                                      21,353,156
                                                                                                     -----------
BANKS - OTHER (11.57%)
ABN-AMRO                                              1.61%      4/16/2002         9,000,000           9,000,184
Barclays Bank                                         2.04%       2/5/2002        10,000,000          10,000,022
Dresdner Bank                                         1.85%       2/5/2002        20,000,000          20,000,022
JMG Funding, LOC Societe Generale                     1.82%       3/8/2002         9,676,000           9,658,879
                                                                                                     -----------
                                                                                                      48,659,107
                                                                                                     -----------
CHEMICALS (4.26%)
Dow Chemical Company                                  3.64%      7/15/2002         3,800,000           3,862,068
Dupont de Nemours                                     1.86%     10/15/2002        13,600,000          14,061,248
                                                                                                     -----------
                                                                                                      17,923,316
                                                                                                     -----------
DRUGS & COSMETICS (2.37%)
Novartis Finance                                      1.72%      2/15/2002        10,000,000 (c)       9,993,311
                                                                                                     -----------
ELECTRONICS (3.79%)
Emerson Electric                                      1.76%      2/28/2002        15,950,000 (c)      15,928,946
                                                                                                     -----------
FINANCIAL - DIVERSIFIED BUSINESS (8.22%)
American General Finance Corporation                  2.31%     12/18/2002         5,275,000           5,458,112
Associates Corporation of North America               4.35%      2/15/2002           500,000             500,200
Commercial Credit Corporation                         1.91%       5/1/2002         1,000,000           1,012,032
General Electric Capital Corporation                  1.80%      2/27/2002         7,285,000           7,275,529
Goldman Sachs Group                                   4.72%      3/21/2002        11,000,000          11,000,000
Household Finance Corporation                         3.82%       9/9/2002         8,300,000           8,437,096
Merrill Lynch & Company                               3.69%      7/26/2002           400,000             406,655
Salomon Inc.                                          3.67%      5/15/2002           500,000             504,994
                                                                                                     -----------
                                                                                                      34,594,618
                                                                                                     -----------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED (11.12%)
Asset Securitization Corporation                      1.78%      3/22/2002        15,000,000 (c)      14,963,658
Falcon Asset Securitization                           1.82%       2/5/2002        18,010,000 (c)      18,006,358
Windmill Funding Corporation                          1.73%      2/22/2002        13,840,000 (c)      13,826,033
                                                                                                     -----------
                                                                                                      46,796,049
                                                                                                     -----------
FOOD AND BEVERAGE (3.65%)
Coca Cola Company                                     1.70%      2/11/2002        11,650,000          11,644,499
Sysco Corporation                                     1.85%       2/8/2002         3,715,000 (c)       3,713,664
                                                                                                     -----------
                                                                                                      15,358,163
                                                                                                     -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL PRIME MONEY MARKET FUND

                                                                 MATURITY         PRINCIPAL             MARKET
               NAME OF ISSUER (f)                     YIELD        DATE            AMOUNT             VALUE (a)
================================================================================================================
                 (Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED):
----------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS (2.38%)
Kimberly Clark Corporation                            1.73%      2/13/2002     $  10,000,000 (c)    $  9,994,233
                                                                                                    ------------
GOVERNMENT - DOMESTIC (5.76%)
Federal Home Loan Bank                                2.11%     11/15/2002         6,100,000           6,300,707
Federal Home Loan Bank                                2.08%      2/14/2003         8,000,000           8,000,000
Private Export Funding                                1.82%      6/18/2002        10,000,000 (c)       9,930,739
                                                                                                    ------------
                                                                                                      24,231,446
                                                                                                    ------------
HOUSEHOLD PRODUCTS (0.35%)
Proctor & Gamble                                      1.78%      2/26/2002         1,460,000 (c)       1,458,195
                                                                                                    ------------
INSURANCE (6.26%)
Allstate Corporation                                  1.77%       2/7/2002        19,470,000 (c)      19,464,256
Marsh USA Inc.                                        1.77%      4/10/2002         6,915,000 (c)       6,891,881
                                                                                                    ------------
                                                                                                      26,356,137
                                                                                                    ------------
MANUFACTURING (12.14%)
Avery Dennison Corporation                            1.90%       2/1/2002        20,000,000 (c)      20,000,000
Bemis Company                                         1.77%       2/8/2002        10,000,000 (c)       9,996,558
John Deere Capital Corporation                        2.00%      3/21/2002        10,000,000 (d)      10,000,073
Paccar Financial Corporation                          1.88%       3/7/2002         4,300,000           4,292,365
Paccar Financial Corporation                          1.70%      4/11/2002         6,800,000           6,777,843
                                                                                                    ------------
                                                                                                      51,066,839
                                                                                                    ------------
OIL SERVICES (5.01%)
Texaco Inc.                                           2.39%       6/3/2002         1,050,000           1,069,074
Totalfina Elf                                         1.75%       2/7/2002        20,000,000 (c)      19,994,167
                                                                                                    ------------
                                                                                                      21,063,241
                                                                                                    ------------
PHARMACEUTICAL (3.43%)
Bayer Corporation                                     1.75%      3/18/2002        14,480,000 (c)      14,448,325
                                                                                                    ------------
PRINTING & PUBLISHING (3.74%)
McGraw-Hill Company                                   1.80%      5/21/2002         2,970,000           2,953,814
Tribune Company                                       1.82%      3/14/2002        12,790,000 (c)      12,763,489
                                                                                                    ------------
                                                                                                      15,717,303
                                                                                                    ------------
RETAIL STORES (1.38%)
Target Corporation                                    2.50%       7/1/2002         5,650,000           5,801,585
                                                                                                    ------------
UTILITIES - ELECTRIC (3.06%)
Baltimore Gas & Electric                              4.00%       7/1/2002        12,700,000          12,863,539
                                                                                                    ------------
UTILITIES - TELEPHONE (2.38%)
Bellsouth Corporation                                 4.29%      4/26/2002        10,000,000           9,999,700
----------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $419,367,914)                           $419,367,914
----------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost: $419,367,914) (b)                                             $419,367,914
================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES
JANUARY 31, 2002 (UNAUDITED)


                                                                            MATURITY      PRINCIPAL           MARKET
                        NAME OF ISSUER (f)                         YIELD      DATE         AMOUNT           VALUE (a)
=====================================================================================================================
                        (Percentages of each investment category relate to total net assets.)
ALASKA (1.60%)
North Slope, Borough, MBIA Insured                                 2.83%    6/30/2002   $  2,000,000       $ 1,977,370
                                                                                                           -----------
ARIZONA (1.86%)
Maricopa County PCR, LOC Bank of America                           1.50%     5/1/2029      1,400,000 (e)     1,400,000
Scottsdale IDA Hospital Revenue, AMBAC Insured                     1.30%     9/1/2022        900,000 (e)       900,000
                                                                                                           -----------
                                                                                                             2,300,000
                                                                                                           -----------
ARKANSAS (0.30%)
Fayetteville Public Facilities Board (Butterfield Trail Project),
 LOC Dresdner Bank                                                 1.45%     9/1/2027        365,000 (e)       365,000
                                                                                                           -----------
COLORADO (2.94%)
Douglas County Multifamily (Autumn Chase), Guaranty:
 FHLMC                                                             1.35%    12/1/2029        600,000 (e)       600,000
East Smokey Hill Metro District #2, LOC US Bank                    2.00%    12/1/2002      2,000,000         2,000,000
Thornton Water Revenue G.O., FGIC Insured                          1.53%    12/1/2002      1,000,000         1,033,453
                                                                                                           -----------
                                                                                                             3,633,453
                                                                                                           -----------
FLORIDA (9.14%)
Miami Health Facilities Authority (Mercy Hospital), LOC
 Bank of America                                                   1.35%     8/1/2020      3,955,000 (e)     3,955,000
Palm Beach County Housing Finance Development Authority,
 LOC CS First Boston                                               1.35%    11/1/2007      1,300,000 (e)     1,300,000
Palm Beach County Housing Finance Development Authority,
 Guaranty: CS First Boston                                         1.35%    11/1/2027      1,500,000 (e)     1,500,000
State Housing Finance Agency (Crossings Multifamily),
 Guaranty: FHLMC                                                   1.35%     2/1/2008        240,000 (e)       240,000
State Housing Finance Agency, Guaranty: FHLMC                      1.35%    12/1/2005      3,800,000 (e)     3,800,000
St. Johns County Industrial Development Authority Health
 Care (Glenmoor St. Johns Project), Guaranty: LaSalle Bank         1.35%     1/1/2007        500,000 (e)       500,000
                                                                                                           -----------
                                                                                                            11,295,000
                                                                                                           -----------
GEORGIA (12.39%)
Clayton County Housing Authority, Guaranty: FNMA                   1.35%     9/1/2026      2,215,000 (e)     2,215,000
DeKalb Private Hospital Authority (Children's Health Care
 Project), LOC Suntrust Bank                                       1.35%    12/1/2028      1,400,000 (e)     1,400,000
DeKalb Private Hospital Authority, LOC Suntrust Bank               1.35%     3/1/2024      1,700,000 (e)     1,700,000
Marietta Housing Authority Multifamily Revenue, FNMA
 Collateralized                                                    1.35%    5/15/2007      3,600,000 (e)     3,600,000
Municipal Electric Authority, LOC JP Morgan Chase                  1.35%     2/5/2002      6,400,000         6,400,000
                                                                                                           -----------
                                                                                                            15,315,000
                                                                                                           -----------
HAWAII (0.81%)
Honolulu City & County Series A, Escrowed in Governments           3.12%     4/1/2002      1,000,000         1,003,117
                                                                                                           -----------
IDAHO (1.01%)
State Health Facilities Revenue, FSA Insured                       1.46%     7/1/2030      1,250,000 (e)     1,250,000
                                                                                                           -----------
ILLINOIS (5.05%)
State Educational Facility Authority (Cultural Pool Program),
 LOC Bank One                                                      1.35%    12/1/2025      3,780,000 (e)     3,780,000
State Educational Facility Authority Revenue (Lincoln Park),
 LOC LaSalle National Bank                                         1.40%     1/1/2029        400,000 (e)       400,000


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                            MATURITY      PRINCIPAL          MARKET
                      NAME OF ISSUER (f)                          YIELD       DATE         AMOUNT           VALUE (a)
======================================================================================================================
ILLINOIS (CONTINUED)
Metropolitan Pier & Expo Authority, AMBAC Insured                  1.52%   12/15/2002   $  2,000,000        $2,056,430
                                                                                                            ----------
                                                                                                             6,236,430
                                                                                                            ----------
INDIANA (5.34%)
State Health Facilities Finance Authority (Capital Access
 Designated Pool Program), LOC Comerica Bank                       1.35%     1/1/2012      1,200,000 (e)     1,200,000
State Health Facilities Finance Authority (Capital Access
 Designated Pool Program), LOC Comerica Bank                       1.35%     4/1/2013        200,000 (e)       200,000
State Health Facilities Finance Authority Hospital Revenue,
 LOC NBD Bank                                                      1.40%    11/1/2020      2,000,000 (e)     2,000,000
State Health Facilities Finance Authority, LOC First Chicago       1.40%     1/1/2022      2,500,000 (e)     2,500,000
State Hospital Equipment Financing Authority, MBIA Insured         1.35%    12/1/2015        700,000 (e)       700,000
                                                                                                            ----------
                                                                                                             6,600,000
                                                                                                            ----------
IOWA (1.43%)
State Finance Authority Revenue (Small Business
 Development), Guaranty: DuPont de Nemours                         1.35%    11/1/2015        800,000 (e)       800,000
State Higher Education Authority Revenue (Palmer
 Chiropractic), LOC U.S. Bancorp                                   1.55%     4/1/2027        970,000 (e)       970,000
                                                                                                            ----------
                                                                                                             1,770,000
                                                                                                            ----------
KANSAS (1.01%)
State Development Finance Authority (Shalom Obligated
 Group), LOC LaSalle National Bank                                 1.45%   11/15/2028      1,250,000 (e)     1,250,000
                                                                                                            ----------
KENTUCKY (2.10%)
Breckinridge County Revenue, LOC U.S. Bancorp                      1.41%     2/1/2031      2,600,000 (e)     2,600,000
                                                                                                            ----------
LOUISIANA (0.08%)
State Public Facilities Authority (Kenner Hotel), LOC
 Deutsche Bank                                                     1.50%    12/1/2015        100,000 (e)       100,000
                                                                                                            ----------
MARYLAND (3.92%)
Montgomery County Housing Opportunities Community
 Multifamily Revenue (Oakwood Apartments), LOC FHLMC               1.45%    11/1/2007      1,900,000 (e)     1,900,000
State Health & Higher Education Facility, LOC Bank of
 America                                                           1.35%     1/1/2029      2,940,000 (e)     2,940,000
                                                                                                            ----------
                                                                                                             4,840,000
                                                                                                            ----------
MASSACHUSETTS (1.63%)
State Housing Finance Agency, FNMA Collateralized                  3.25%    5/15/2002      2,000,000         2,016,512
                                                                                                            ----------
MICHIGAN (0.24%)
Kent Hospital Finance Authority (Spectrum Health), MBIA
 Insured                                                           1.35%    1/15/2026        300,000 (e)       300,000
                                                                                                            ----------
MINNESOTA (3.16%)
Beltrami County Environmental, LOC Toronto Dominion                1.50%    12/1/2021        100,000 (e)       100,000
City of Cohasset (MN Power & Light Project), LOC ABN
 AMRO                                                              1.45%    12/1/2007        200,000 (e)       200,000
St. Paul Housing and Redevelopment Authority (Science
 Museum of MN Project), LOC US Bancorp                             1.40%     5/1/2027      3,610,000 (e)     3,610,000
                                                                                                            ----------
                                                                                                             3,910,000
                                                                                                            ----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                             MATURITY     PRINCIPAL           MARKET
                       NAME OF ISSUER (f)                         YIELD        DATE        AMOUNT           VALUE (a)
======================================================================================================================
MISSISSIPPI (7.91%)
Clairborne County PCR, LOC National Rural Utilities
 Cooperative Finance Corporation                                   1.50%     2/6/2002   $  2,000,000       $ 2,000,000
Clairborne County PCR, LOC National Rural Utilities
 Cooperative Finance Corporation                                   2.05%     2/7/2002      2,275,000         2,275,000
Clairborne County PCR, LOC National Rural Utilities
 Cooperative Finance Corporation                                   1.35%     3/1/2002      5,000,000         5,000,000
Jackson County PCR, Guaranty: Chevron Corporation                  1.50%     6/1/2023        500,000 (e)       500,000
                                                                                                           -----------
                                                                                                             9,775,000
                                                                                                           -----------
MISSOURI (1.47%)
Sikeston Electric Revenue, MBIA Insured                            1.60%     6/1/2002      1,100,000         1,115,088
State Health And Educational Facilities Authority (Bethesda),
 LOC U.S. Bank                                                     1.55%     8/1/2031        500,000 (e)       500,000
State Health And Educational Facilities Authority (St. Francis
 Medical Center), LOC Credit Local de France                       1.45%     6/1/2026        200,000 (e)       200,000
                                                                                                           -----------
                                                                                                             1,815,088
                                                                                                           -----------
MONTANA (3.54%)
State Health Facilities Authority Revenue, Health Care Pooled
 Loan Program Series A, FGIC Insured                               1.35%    12/1/2015      4,380,000 (e)     4,380,000
                                                                                                           -----------
NEVADA (0.82%)
Carson City School District, AMBAC Insured                         1.70%     4/1/2002      1,000,000         1,008,046
                                                                                                           -----------
NEW MEXICO (1.50%)
McKinley County School District G.O., AMBAC Insured                3.50%     8/1/2002      1,840,000         1,848,956
                                                                                                           -----------
NEW YORK (1.61%)
New York City G.O., LOC Morgan Guaranty                            1.40%     8/1/2016        290,000 (e)       290,000
New York City G.O., LOC Morgan Guaranty                            1.50%     8/1/2017        300,000 (e)       300,000
New York City G.O., LOC Morgan Guaranty                            1.40%    8/15/2019        800,000 (e)       800,000
New York City Municipal Water Finance Authority,
 FGIC Insured                                                      1.50%    6/15/2023        600,000 (e)       600,000
                                                                                                           -----------
                                                                                                             1,990,000
                                                                                                           -----------
NORTH CAROLINA (1.86%)
State Medical Center Commission Revenues (Carolina
 Meadows Project), LOC Wachovia Bank                               1.45%     6/1/2028      2,300,000 (e)     2,300,000
                                                                                                           -----------
NORTH DAKOTA (0.70%)
Grand Forks Health Care Facilities (United Hospital), LOC
 LaSalle National Bank                                             1.46%    12/1/2016        400,000 (e)       400,000
Grand Forks Health Care Facilities (United Hospital), LOC
 LaSalle National Bank                                             1.46%    12/1/2025        465,000 (e)       465,000
                                                                                                           -----------
                                                                                                               865,000
                                                                                                           -----------
OHIO (11.89%)
City of Cleveland Parking Facilities Revenue, MBIA Insured         1.65%    9/15/2002      1,125,000         1,149,847
Cuyahoga University Hospital, LOC JP Morgan Chase                  1.41%     1/1/2016      3,000,000 (e)     3,000,000
State Air Quality Development Authority PCR, FGIC Insured          2.00%     2/4/2002      4,500,000         4,500,000
State Housing Finance Agency Multifamily Housing Revenue
 (Kenwood Retirement), LOC Morgan Guaranty                         1.20%    12/1/2015        800,000 (e)       800,000
Warren County Health Care Facilities (Otterbein Homes
 Project), LOC Fifth Third Bank                                    1.50%     7/1/2023      5,250,000 (e)     5,250,000
                                                                                                           -----------
                                                                                                            14,699,847
                                                                                                           -----------


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

INSTITUTIONAL TAX-FREE MONEY MARKET FUND

                                                                             MATURITY       PRINCIPAL         MARKET
                       NAME OF ISSUER (f)                          YIELD       DATE          AMOUNT         VALUE (a)
======================================================================================================================
PENNSYLVANIA (0.24%)
Delaware Valley Regional Finance Authority, LOC CS First
 Boston                                                            1.35%    12/1/2020    $   100,000 (e)  $    100,000
Washington County (Higher Education Pool Lease), LOC
 Wachovia Bank                                                     1.40%    11/1/2005        200,000 (e)       200,000
                                                                                                          ------------
                                                                                                               300,000
                                                                                                          ------------
TENNESSEE (1.70%)
Clarksville Public Building Authority, MBIA Insured                1.30%     7/1/2013      2,100,000 (e)     2,100,000
                                                                                                          ------------
TEXAS (7.92%)
Central College District Building Revenue, AMBAC Insured           1.50%    5/15/2002      1,000,000         1,008,505
College Station ISD, Guaranty: Texas PSF                           2.80%    8/15/2002      1,000,000         1,014,078
Grayson County Industrial Development Corporation,
 Guaranty: Aluminum Company of America                             1.35%    12/1/2002      2,000,000         2,000,000
Harris County, MBIA Insured                                        2.83%    8/15/2002      1,000,000           985,234
McKinney Independent School District, Guaranty: Texas PSF          1.48%    2/15/2002      1,005,000         1,006,308
Spring Branch Independent School District, PSF Guaranty            3.30%     2/1/2002      1,000,000         1,000,000
State Tax & Revenue Anticipation Note                              3.75%    8/29/2002      2,750,000         2,769,196
                                                                                                          ------------
                                                                                                             9,783,321
                                                                                                          ------------
VIRGINIA (1.21%)
Alexandria IDA (Pooled Income Program), LOC Bank of
 America                                                           1.40%     7/1/2026      1,500,000 (e)     1,500,000
                                                                                                          ------------
WASHINGTON (1.38%)
State Health Care Facilities Authority (Fred Hutchinson Cancer
 Center), LOC Bank Of America                                      1.50%     1/1/2029        800,000 (e)       800,000
State Housing and Finance Commission (Emerald Heights),
 LOC U.S. Bank                                                     1.50%     1/1/2021        900,000 (e)       900,000
                                                                                                          ------------
                                                                                                             1,700,000
                                                                                                          ------------
WEST VIRGINIA (0.24%)
Marshall County (Bayer Project), Guaranty: Bayer Corporation       1.60%     3/1/2009        300,000 (e)       300,000
                                                                                                          ------------
WISCONSIN (1.74%)
State Housing and Economic Development Authority Revenue,
 AMBAC Insured                                                     1.50%    8/15/2030      2,150,000 (e)     2,150,000
----------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost: $123,277,140) (b)                                                  $123,277,140
======================================================================================================================


              SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 2002.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2002. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(f)  Portfolio abbreviations:


            AMBAC - American Municipal Bond Association Corporation
             FGIC - Financial Guaranty Insurance Corporation
            FHLMC - Federal Home Loan Mortgage Corporation
             FNMA - Federal National Mortgage Association
              FSA - Financial Security Assurance Corporation
               GO - General Obligation
              IDA - Industrial Development Authority
              IDR - Industrial Development Revenue
              ISD - Independent School District
              LOC - Letter of Credit
             MBIA - Municipal Bond Insurance Association
              PCR - Pollution Control Revenue
              PSF - Permanent School Fund

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


Great Hall Investment Funds, Inc.                                      PRSRT STD
60 South Sixth Street                                                 US POSTAGE
Minneapolis, MN 55402                                                    PAID
(800) 934-6674                                                        PERMIT 100
                                                                        MPLS MN








                                                                    M4110 (3/02)